EVENTIDE BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 52.5%
	BANKING - 1.4%
260,656	Huntington Bancshares, Inc.	$ 4,501,529
37,833	Regions Financial Corporation	997,656
		5,499,185
	BIOTECH & PHARMA - 1.2%
127,966	Royalty Pharma plc, Class A	4,514,640

	CHEMICALS - 2.1%
155,054	Element Solutions, Inc.	3,902,709
12,656	Sherwin-Williams Company (The)	4,382,267
		8,284,976
	COMMERCIAL SUPPORT SERVICES - 1.5%
98,054	Rollins, Inc.	5,759,692

	CONTAINERS & PACKAGING - 1.1%
92,239	International Paper Company	4,279,890

	DIVERSIFIED INDUSTRIALS - 1.6%
57,238	Pentair PLC	6,339,681

	ELECTRIC UTILITIES - 5.2%
6,987	Constellation Energy Corporation	2,299,212
74,066	Entergy Corporation	6,902,211
21,724	Public Service Enterprise Group, Inc.	1,813,085
34,615	Southern Company (The)	3,280,464
7,687	Talen Energy Corporation(a)	3,269,896
15,311	Vistra Corporation	2,999,731
		20,564,599
	ELECTRICAL EQUIPMENT - 5.8%
6,586	GE Vernova, LLC	4,049,731
3,879	Littelfuse, Inc.	1,004,700
76,307	nVent Electric PLC	7,526,922
24,016	Trane Technologies PLC	10,133,791
		22,715,144

EVENTIDE BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 52.5% (Continued)
	GAS & WATER UTILITIES - 0.9%
80,131	NiSource, Inc.	$ 3,469,672

	HOME CONSTRUCTION - 1.1%
26,210	DR Horton, Inc.	4,441,809

	INDUSTRIAL REIT - 2.6%
34,668	EastGroup Properties, Inc.	5,867,906
37,268	Prologis, Inc.	4,267,931
		10,135,837
	INDUSTRIAL SUPPORT SERVICES - 1.4%
20,779	Applied Industrial Technologies, Inc.	5,424,358

	INSTITUTIONAL FINANCIAL SERVICES - 3.3%
26,625	Houlihan Lokey, Inc.	5,466,645
82,025	Nasdaq, Inc.	7,255,111
		12,721,756
	INSURANCE - 2.1%
26,970	Arthur J. Gallagher & Company	8,353,688

	MACHINERY - 0.6%
14,053	IDEX Corporation	2,287,266

	MEDICAL EQUIPMENT & DEVICES - 1.6%
25,747	STERIS plc	6,370,838

	OIL & GAS PRODUCERS - 4.8%
26,866	DT Midstream, Inc.	3,037,470
68,695	EQT Corporation	3,739,069
36,035	Range Resources Corporation	1,356,357
18,094	Targa Resources Corporation	3,031,469
118,680	Williams Companies, Inc. (The)	7,518,378
		18,682,743

EVENTIDE BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 52.5% (Continued)
	RESIDENTIAL REIT - 0.3%
19,218	Equity Residential	$ 1,243,981

	RETAIL - DISCRETIONARY - 2.6%
19,146	Ferguson Enterprises, Inc.	4,299,809
8,977	Lithia Motors, Inc.	2,836,732
11,398	Lowe's Companies, Inc.	2,864,431
		10,000,972
	SEMICONDUCTORS - 3.0%
5,542	KLA Corporation	5,977,601
41,790	Lam Research Corporation	5,595,681
		11,573,282
	SOFTWARE - 2.4%
11,603	Roper Technologies, Inc.	5,786,300
6,923	Tyler Technologies, Inc.(a)	3,621,837
		9,408,137
	TECHNOLOGY HARDWARE - 3.0%
36,916	Flex Ltd.(a)	2,140,020
16,897	Garmin Ltd.	4,160,379
9,969	Motorola Solutions, Inc.	4,558,724
4,489	Seagate Technology Holdings PLC	1,059,673
		11,918,796
	TECHNOLOGY SERVICES - 2.1%
11,094	CDW Corporation	1,767,052
4,241	MSCI, Inc.	2,406,386
15,665	Verisk Analytics, Inc.	3,939,904
		8,113,342
	TRANSPORTATION & LOGISTICS - 0.8%
22,153	Old Dominion Freight Line, Inc.	3,118,699

	TOTAL COMMON STOCKS (Cost $152,961,327)	205,222,983

EVENTIDE BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 1.2%
	AUTO LOAN — 0.6%
2,230,000	CarMax Auto Owner Trust Series 2024-2 D		6.4200	10/15/30	$ 2,317,392

	OTHER ABS — 0.6%
2,250,000	PFS Financing Corporation Series C A(b),(c)	SOFR30A + 0.800%	5.1720	04/17/28	2,253,468

	TOTAL ASSET BACKED SECURITIES (Cost $4,541,730)				4,570,860

Principal Amount ($)			Coupon Rate (%)	Maturity	Fair Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 0.5%
	CMBS — 0.5%
1,000,000	Freddie Mac Multifamily Structured Pass Through Series KG01 A10		2.9390	04/25/29	962,896
1,000,000	Freddie Mac Multifamily Structured Pass Through Series KG02 A2		2.4120	08/25/29	944,356
					1,907,252
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $2,024,309)				1,907,252

Principal Amount ($)			Coupon Rate (%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 0.2%
	BIOTECH & PHARMA — 0.2%
500,000	Celcuity, Inc.		2.7500	08/01/31	666,379

	TOTAL CONVERTIBLE BONDS (Cost $500,000)				666,379

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 22.0%
	BANKING — 2.6%
2,300,000	First Horizon Corporation(c)	SOFRRATE + 1.766%	5.5140	03/07/31	2,370,123
2,450,000	Huntington Bancshares, Inc.(c)	SOFRINDX + 1.870%	5.7090	02/02/35	2,554,611
3,200,000	JPMorgan Chase & Company(c)	SOFRRATE + 1.330%	6.0700	10/22/27	3,264,538
2,250,000	M&T Bank Corporation(c)	SOFRRATE + 0.930%	4.8330	01/16/29	2,278,746
					10,468,018

EVENTIDE BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Principal Amount ($)	Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 22.0% (Continued)
	COMMERCIAL SUPPORT SERVICES — 0.5%
1,790,000	Waste Management, Inc.	4.9500	07/03/31	$ 1,852,547

	CONSTRUCTION MATERIALS — 0.8%
1,300,000	Advanced Drainage Systems, Inc.(b)	5.0000	09/30/27	1,296,966
1,500,000	Quikrete Holdings, Inc.(b)	6.3750	03/01/32	1,555,092
				2,852,058
	CONTAINERS & PACKAGING — 0.2%
1,000,000	TriMas Corporation(b)	4.1250	04/15/29	969,763

	ELEC & GAS MARKETING & TRADING — 0.3%
1,000,000	Southern Power Company	0.9000	01/15/26	990,524

	ELECTRIC UTILITIES — 3.1%
1,235,000	AES Corporation (The)	1.3750	01/15/26	1,223,739
1,750,000	Constellation Energy Generation, LLC	6.1250	01/15/34	1,906,132
1,000,000	Duke Energy Florida, LLC	2.5000	12/01/29	940,103
1,000,000	MidAmerican Energy Company	3.1000	05/01/27	988,573
3,475,000	National Rural Utilities Cooperative Finance	1.3500	03/15/31	2,969,647
3,600,000	NextEra Energy Capital Holdings, Inc.	1.9000	06/15/28	3,404,506
1,000,000	Wisconsin Power and Light Company	1.9500	09/16/31	866,066
				12,298,766
	ENGINEERING & CONSTRUCTION — 1.4%
1,435,000	Installed Building Products, Inc.(b)	5.7500	02/01/28	1,433,848
2,000,000	MasTec, Inc.(b)	4.5000	08/15/28	1,997,008
2,000,000	Quanta Services, Inc.	2.9000	10/01/30	1,869,519
				5,300,375
	FORESTRY, PAPER & WOOD PRODUCTS — 0.5%
2,000,000	Louisiana-Pacific Corporation(b)	3.6250	03/15/29	1,915,848

	HOME & OFFICE PRODUCTS — 0.5%
1,910,000	Somnigroup International, Inc.(b)	4.0000	04/15/29	1,835,901

EVENTIDE BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Principal Amount ($)	Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 22.0% (Continued)
	HOME CONSTRUCTION — 0.9%
1,850,000	M/I Homes, Inc.	3.9500	02/15/30	$ 1,771,125
1,800,000	Patrick Industries, Inc.(b)	4.7500	05/01/29	1,765,001
				3,536,126
	INDUSTRIAL SUPPORT SERVICES — 0.4%
1,700,000	United Rentals North America, Inc.	4.8750	01/15/28	1,696,145

	INSTITUTIONAL FINANCIAL SERVICES — 0.6%
2,250,000	Nasdaq, Inc.	5.5500	02/15/34	2,363,101

	INSURANCE — 1.9%
1,015,000	Aflac, Inc.	1.1250	03/15/26	1,001,589
2,375,000	Assurant, Inc.	3.7000	02/22/30	2,304,395
2,250,000	Brown & Brown, Inc.	4.5000	03/15/29	2,257,247
2,000,000	Pacific Life Global Funding II(b)	1.3750	04/14/26	1,971,949
				7,535,180
	MACHINERY — 0.9%
1,900,000	Mueller Water Products, Inc.(b)	4.0000	06/15/29	1,830,434
1,875,000	Xylem, Inc.	1.9500	01/30/28	1,787,094
				3,617,528
	OIL & GAS PRODUCERS — 2.2%
2,575,000	Cheniere Energy Partners, L.P.	4.5000	10/01/29	2,568,895
1,600,000	ConocoPhillips Company	5.0000	01/15/35	1,619,998
1,750,000	Diamondback Energy, Inc.	3.5000	12/01/29	1,689,606
500,000	Diamondback Energy, Inc.	5.1500	01/30/30	515,178
2,500,000	Plains All American Pipeline, L.P. / PAA Finance	3.5500	12/15/29	2,415,107
				8,808,784
	REAL ESTATE INVESTMENT TRUSTS — 1.3%
1,500,000	AvalonBay Communities, Inc.	2.0500	01/15/32	1,312,262
480,000	HAT Holdings I, LLC / HAT Holdings II, LLC(b)	8.0000	06/15/27	500,007
1,700,000	Iron Mountain, Inc.(b)	6.2500	01/15/33	1,735,561
1,500,000	Welltower OP, LLC	2.7000	02/15/27	1,474,060
				5,021,890

EVENTIDE BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Principal Amount ($)	Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 22.0% (Continued)
	RETAIL - DISCRETIONARY — 0.9%
1,750,000	Asbury Automotive Group, Inc.	4.5000	03/01/28	$ 1,729,593
1,950,000	Builders FirstSource, Inc.(b)	4.2500	02/01/32	1,835,380
				3,564,972
	SEMICONDUCTORS — 1.4%
887,000	Amkor Technology, Inc.(b)	6.6250	09/15/27	889,607
1,000,000	Broadcom, Inc.	4.1100	09/15/28	1,004,178
2,800,000	NXP BV / NXP FUNDING, LLC / NXP USA, INC.	2.5000	05/11/31	2,515,381
1,200,000	Synaptics, Inc.(b)	4.0000	06/15/29	1,149,648
				5,558,814
	SOFTWARE — 0.6%
1,350,000	Roper Technologies, Inc.	4.2000	09/15/28	1,353,417
1,000,000	Roper Technologies, Inc.	4.9000	10/15/34	1,001,633
				2,355,050
	TECHNOLOGY SERVICES — 0.3%
1,000,000	Verisk Analytics, Inc.	5.7500	04/01/33	1,064,053

	WHOLESALE - CONSUMER STAPLES — 0.7%
2,775,000	Sysco Corporation	2.4000	02/15/30	2,569,012

	TOTAL CORPORATE BONDS (Cost $87,067,946)			86,174,457

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	MUNICIPAL BONDS — 3.5%
	COUNTY — 0.0%(d)
150,000	City & County of Honolulu, HI	2.5180	10/01/26	148,305

	SINGLE-FAMILY HOUSING — 2.9%
1,655,000	Florida Housing Finance Corporation	5.5610	07/01/49	1,613,964
500,000	Illinois Housing Development Authority	5.2440	04/01/31	518,914
500,000	Illinois Housing Development Authority	5.2940	10/01/31	518,958
1,255,000	Maryland Department of Housing & Community	5.4630	03/01/34	1,293,637
2,325,000	Massachusetts Housing Finance Agency	5.8360	12/01/42	2,347,517
2,245,000	Minnesota Housing Finance Agency	5.5880	07/01/39	2,267,429

EVENTIDE BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	MUNICIPAL BONDS — 3.5% (Continued)
	SINGLE-FAMILY HOUSING — 2.9% (Continued)
1,715,000	Virginia Housing Development Authority	4.9140	04/01/30	$ 1,770,068
1,000,000	Virginia Housing Development Authority	5.6620	10/01/39	1,013,052
				11,343,539
	STATE — 0.1%
500,000	State of Oregon	1.3150	05/01/27	481,993

	WATER AND SEWER — 0.5%
2,000,000	City of Aurora, CO Water Revenue	2.0980	08/01/34	1,671,927
200,000	City of Los Angeles, CA Wastewater System Revenue	3.6940	06/01/32	193,496
				1,865,423
	TOTAL MUNICIPAL BONDS (Cost $14,079,714)			13,839,260

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 19.0%
	AGENCY FIXED RATE — 14.0%
54,375	Fannie Mae Pool MA2915	3.0000	02/01/27	53,917
309,573	Fannie Mae Pool BM5976	3.0000	02/01/47	285,081
1,194,985	Fannie Mae Pool MA4120	2.5000	09/01/50	1,017,586
2,194,952	Fannie Mae Pool CB2661	3.0000	01/01/52	1,948,018
2,905,796	Fannie Mae Pool MA4600	3.5000	05/01/52	2,663,034
1,860,632	Fannie Mae Pool MA4624	3.0000	06/01/52	1,638,628
2,220,801	Fannie Mae Pool MA4625	3.5000	06/01/52	2,035,270
3,023,786	Fannie Mae Pool MA4655	4.0000	07/01/52	2,861,268
2,860,179	Fannie Mae Pool MA4805	4.5000	11/01/52	2,790,034
2,670,664	Fannie Mae Pool MA4869	5.5000	01/01/53	2,707,935
3,101,065	Fannie Mae Pool MA4916	4.0000	02/01/53	2,927,831
1,365,594	Fannie Mae Pool FS7751	4.0000	03/01/53	1,289,237
2,233,144	Fannie Mae Pool MA5072	5.5000	06/01/53	2,257,173
894,337	Fannie Mae Pool FS7279	5.0000	10/01/53	891,237
2,274,902	Fannie Mae Pool MA5165	5.5000	10/01/53	2,302,697
2,764,441	Fannie Mae Pool CB7331	5.5000	10/01/53	2,804,009
2,906,672	Fannie Mae Pool FS9447	6.0000	12/01/53	2,985,246
492,094	Freddie Mac Pool ZS9163	3.0000	09/01/33	477,765

EVENTIDE BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 19.0% (Continued)
	AGENCY FIXED RATE — 14.0% (Continued)
2,751,717	Freddie Mac Pool SB8347	4.0000	01/01/40	$ 2,709,205
665,276	Freddie Mac Pool SD8122	2.5000	01/01/51	566,362
1,613,381	Freddie Mac Pool RA5696	2.5000	08/01/51	1,370,689
2,575,111	Freddie Mac Pool SD8214	3.5000	05/01/52	2,359,979
823,199	Freddie Mac Pool SD8237	4.0000	08/01/52	778,955
2,854,673	Freddie Mac Pool SD8238	4.5000	08/01/52	2,788,641
2,924,056	Freddie Mac Pool SD8288	5.0000	01/01/53	2,916,653
2,972,626	Freddie Mac Pool SD8329	5.0000	06/01/53	2,963,874
1,655,493	Freddie Mac Pool SD3026	5.0000	06/01/53	1,653,032
2,632,470	Freddie Mac Pool SD8332	6.0000	06/01/53	2,701,199
279,504	Ginnie Mae II Pool MA3375	3.0000	01/20/46	254,192
				54,998,747
	GOVERNMENT OWNED, NO GUARANTEE — 2.5%
2,750,000	Federal National Mortgage Association	6.2500	05/15/29	2,991,226
1,600,000	Federal National Mortgage Association	7.1250	01/15/30	1,820,689
2,900,000	Federal National Mortgage Association	6.6250	11/15/30	3,282,380
1,500,000	Federal National Mortgage Association	5.6250	07/15/37	1,655,766
				9,750,061
	GOVERNMENT SPONSORED — 2.5%
2,000,000	Federal Farm Credit Banks Funding Corporation	4.6700	12/02/27	2,002,331
1,000,000	Federal Farm Credit Banks Funding Corporation	4.3750	02/28/28	1,015,047
1,500,000	Federal Farm Credit Banks Funding Corporation	4.6250	04/05/29	1,543,253
2,000,000	Federal Farm Credit Banks Funding Corporation	4.0000	04/01/30	2,020,055
1,750,000	Federal Farm Credit Banks Funding Corporation	4.0000	01/13/31	1,763,905
1,500,000	Federal Farm Credit Banks Funding Corporation	3.2500	07/28/32	1,428,092
				9,772,683
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $74,985,359)			74,521,491

EVENTIDE BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Shares		Fair Value
SHORT-TERM INVESTMENTS — 0.0%(e)
MONEY MARKET FUNDS - 0.0% (e)
117,794	Fidelity Money Market Government Portfolio Class I, 4.03% (Cost $117,794)(e)	$ 117,794

	TOTAL INVESTMENTS - 98.9% (Cost $336,278,179)	$ 387,020,476
	OTHER ASSETS IN EXCESS OF LIABILITIES- 1.1%	4,498,454
	NET ASSETS - 100.0%	$ 391,518,930

ABS	- Asset Backed Security
CMBS	- Collaterized Mortgage Backed Security
LLC	- Limited Liability Company
L.P.	- Limited Partnership
MSCI	- Morgan Stanley Capital International
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust

SOFR30A	United States 30 Day Average SOFR Secured Overnight Financing Rate
SOFRINDX	United States SOFR Index
SOFRRATE	United States SOFR Secured Overnight Financing Rate

(a)	Non-income producing security.
(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2025 the total market value of 144A securities is $24,935,479 or 6.4% of net assets.
(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(d)	Percentage rounds to less than 0.1%.
(e)	Rate disclosed is the seven day effective yield as of September 30, 2025.

EVENTIDE CORE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 2.5%
	AUTO LOAN — 1.3%
1,925,000	CarMax Auto Owner Trust Series 2024-2 D		6.4200	10/15/30	$ 2,000,439

	OTHER ABS — 1.2%
1,775,000	PFS Financing Corporation Series C A(a),(b)	SOFR30A + 0.800%	5.1720	04/17/28	1,777,736

	TOTAL ASSET BACKED SECURITIES (Cost $3,753,161)				3,778,175

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 48.4%
	ASSET MANAGEMENT — 0.8%
750,000	Hope Global Investments(c),(d),(e)		4.6000	10/10/28	740,845
500,000	Hope Global Investments(c),(d),(e)		5.0000	09/11/29	495,365
					1,236,210
	BANKING — 6.3%
1,975,000	First Horizon Corporation(b)	SOFRRATE + 1.766%	5.5140	03/07/31	2,035,214
1,000,000	Huntington Bancshares, Inc.(b)	SOFRINDX + 1.870%	5.7090	02/02/35	1,042,698
1,450,000	Huntington Bancshares, Inc.(b)	H15T5Y + 2.653%	6.2500	01/15/74	1,446,066
2,750,000	JPMorgan Chase & Company(b)	SOFRRATE + 1.330%	6.0700	10/22/27	2,805,462
2,000,000	M&T Bank Corporation(b)	SOFRRATE + 0.930%	4.8330	01/16/29	2,025,552
					9,354,992
	COMMERCIAL SUPPORT SERVICES — 0.7%
1,000,000	Waste Management, Inc.		4.9500	07/03/31	1,034,942

	CONSTRUCTION MATERIALS — 0.5%
750,000	Quikrete Holdings, Inc.(a)		6.3750	03/01/32	777,546

	ELECTRIC UTILITIES — 10.0%
2,000,000	Ameren Illinois Company		5.9000	12/01/52	2,104,606
1,900,000	Constellation Energy Generation, LLC		5.7500	03/15/54	1,929,585
2,400,000	DTE Electric Company		3.9500	03/01/49	1,940,206
2,000,000	Duke Energy Florida, LLC		2.5000	12/01/29	1,880,207

EVENTIDE CORE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 48.4% (Continued)
	ELECTRIC UTILITIES — 10.0% (Continued)
1,000,000	MidAmerican Energy Company		4.2500	07/15/49	$ 837,200
2,600,000	National Rural Utilities Cooperative Finance		1.3500	03/15/31	2,221,894
500,000	NextEra Energy Capital Holdings, Inc.		5.0500	02/28/33	510,987
1,500,000	NextEra Energy Capital Holdings, Inc.(b)	US0003M + 2.409%	4.8000	12/01/77	1,454,144
1,600,000	Public Service Company of Oklahoma		3.1500	08/15/51	1,046,035
1,700,000	Wisconsin Public Service Corporation		2.8500	12/01/51	1,077,366
					15,002,230
	ENGINEERING & CONSTRUCTION — 3.4%
1,000,000	Installed Building Products, Inc.(a)		5.7500	02/01/28	999,197
2,000,000	MasTec, Inc.(a)		4.5000	08/15/28	1,997,008
2,275,000	Quanta Services, Inc.		2.9000	10/01/30	2,126,578
					5,122,783
	HOME CONSTRUCTION — 0.8%
1,275,000	M/I Homes, Inc.		3.9500	02/15/30	1,220,640

	INSTITUTIONAL FINANCIAL SERVICES — 0.8%
1,700,000	Nasdaq, Inc.		3.2500	04/28/50	1,185,216

	INSURANCE — 2.5%
1,925,000	Assurant, Inc.		3.7000	02/22/30	1,867,773
2,175,000	Brown & Brown, Inc.		4.9500	03/17/52	1,915,861
					3,783,634
	MACHINERY — 1.0%
500,000	Mueller Water Products, Inc.(a)		4.0000	06/15/29	481,693
1,000,000	Xylem, Inc.		1.9500	01/30/28	953,117
					1,434,810
	OIL & GAS PRODUCERS — 6.5%
2,025,000	Cheniere Energy Partners, L.P.		4.5000	10/01/29	2,020,199
2,125,000	ConocoPhillips Company		5.0000	01/15/35	2,151,559
2,250,000	Diamondback Energy, Inc.		3.5000	12/01/29	2,172,350
1,000,000	EQT Corporation		5.7500	02/01/34	1,047,251
2,250,000	Plains All American Pipeline, L.P. / PAA Finance		3.5500	12/15/29	2,173,596
					9,564,955

EVENTIDE CORE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 48.4% (Continued)
	REAL ESTATE INVESTMENT TRUSTS — 4.2%
2,100,000	American Tower Corporation		4.0500	03/15/32	$ 2,036,004
2,000,000	Equinix, Inc.		3.9000	04/15/32	1,919,667
358,000	HAT Holdings I, LLC / HAT Holdings II, LLC(a)		8.0000	06/15/27	372,922
2,000,000	Welltower OP, LLC		3.8500	06/15/32	1,917,834
					6,246,427
	RETAIL - DISCRETIONARY — 3.2%
1,250,000	AutoZone, Inc.		5.1000	07/15/29	1,286,300
1,500,000	Builders FirstSource, Inc.(a)		4.2500	02/01/32	1,411,831
2,000,000	Home Depot, Inc. (The)		4.9500	06/25/34	2,049,044
					4,747,175
	SEMICONDUCTORS — 1.3%
2,200,000	NXP BV / NXP Funding, LLC / NXP USA, Inc.		2.5000	05/11/31	1,976,371

	SOFTWARE — 2.3%
2,175,000	Roper Technologies, Inc.		4.9000	10/15/34	2,178,551
1,250,000	Workday, Inc.		3.7000	04/01/29	1,231,993
					3,410,544
	SPECIALTY FINANCE — 1.5%
2,250,000	American Express Company(b)	SOFRRATE + 1.220%	4.9180	07/20/33	2,290,004

	TECHNOLOGY SERVICES — 1.4%
1,950,000	Verisk Analytics, Inc.		5.7500	04/01/33	2,074,903

	WHOLESALE - CONSUMER STAPLES — 1.2%
1,875,000	Sysco Corporation		2.4000	02/15/30	1,735,819

	TOTAL CORPORATE BONDS (Cost $72,169,361)				72,199,201

Principal Amount ($)			Coupon Rate (%)	Maturity	Fair Value
	MUNICIPAL BONDS — 7.1%
	MULTI-FAMILY HOUSING — 0.1%
100,000	New York State Housing Finance Agency		0.7000	11/01/25	99,716

EVENTIDE CORE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	MUNICIPAL BONDS — 7.1% (Continued)
	SINGLE-FAMILY HOUSING — 5.5%
1,750,000	Florida Housing Finance Corporation	5.5610	07/01/49	$ 1,706,609
1,000,000	Illinois Housing Development Authority	5.6140	10/01/39	1,004,446
1,825,000	Massachusetts Housing Finance Agency	5.8360	12/01/42	1,842,674
1,490,000	Minnesota Housing Finance Agency	5.9000	01/01/49	1,497,868
356,025	Minnesota Housing Finance Agency	1.5800	02/01/51	268,814
2,000,000	Virginia Housing Development Authority	5.6620	10/01/39	2,026,104
				8,346,515
	STATE — 0.7%
1,250,000	State of Oregon	2.3370	11/01/33	1,085,238

	WATER AND SEWER — 0.8%
1,500,000	City of Aurora, CO Water Revenue	2.6260	08/01/41	1,145,504

	TOTAL MUNICIPAL BONDS (Cost $11,316,019)			10,676,973

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 39.7%
	AGENCY FIXED RATE — 26.9%
732,893	Fannie Mae Pool BO9355	3.0000	03/01/50	652,129
1,643,822	Fannie Mae Pool MA4120	2.5000	09/01/50	1,399,791
621,961	Fannie Mae Pool FM4720	3.0000	10/01/50	556,307
1,664,190	Fannie Mae Pool CA8256	2.5000	12/01/50	1,407,345
1,780,316	Fannie Mae Pool CB0199	3.0000	04/01/51	1,574,380
1,872,571	Fannie Mae Pool MA4379	2.5000	07/01/51	1,590,223
1,649,235	Fannie Mae Pool MA4600	3.5000	05/01/52	1,511,452
2,120,663	Fannie Mae Pool MA4625	3.5000	06/01/52	1,943,497
1,125,683	Fannie Mae Pool MA4700	4.0000	08/01/52	1,065,182
2,057,682	Fannie Mae Pool MA4805	4.5000	11/01/52	2,007,219
1,964,846	Fannie Mae Pool MA4869	5.5000	01/01/53	1,992,266
1,437,235	Fannie Mae Pool MA4916	4.0000	02/01/53	1,356,947
2,030,131	Fannie Mae Pool MA5072	5.5000	06/01/53	2,051,975
1,316,400	Fannie Mae Pool CB7331	5.5000	10/01/53	1,335,242
854,904	Fannie Mae Pool FS9447	6.0000	12/01/53	878,013

EVENTIDE CORE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 39.7% (Continued)
	AGENCY FIXED RATE — 26.9% (Continued)
1,133,653	Fannie Mae Pool MA5470	5.5000	09/01/54	$ 1,145,166
1,350,936	Freddie Mac Pool SB8346	4.0000	12/01/39	1,330,065
1,386,725	Freddie Mac Pool SD8090	2.0000	09/01/50	1,130,793
1,164,232	Freddie Mac Pool SD8122	2.5000	01/01/51	991,134
1,810,612	Freddie Mac Pool SD8128	2.0000	02/01/51	1,474,187
924,522	Freddie Mac Pool RA5696	2.5000	08/01/51	785,451
1,791,650	Freddie Mac Pool SD8206	3.0000	04/01/52	1,579,914
2,023,521	Freddie Mac Pool RA7587	3.5000	06/01/52	1,858,187
2,280,641	Freddie Mac Pool SD8237	4.0000	08/01/52	2,158,064
2,279,773	Freddie Mac Pool SD8238	4.5000	08/01/52	2,227,040
2,269,722	Freddie Mac Pool SD8288	5.0000	01/01/53	2,263,975
1,953,440	Freddie Mac Pool SD8329	5.0000	06/01/53	1,947,689
				40,213,633
	GOVERNMENT OWNED, NO GUARANTEE — 6.9%
2,500,000	Federal Home Loan Mortgage Corporation	6.2500	07/15/32	2,840,286
2,000,000	Federal National Mortgage Association	6.2500	05/15/29	2,175,437
2,250,000	Federal National Mortgage Association	7.1250	01/15/30	2,560,345
2,400,000	Federal National Mortgage Association	6.6250	11/15/30	2,716,453
				10,292,521
	GOVERNMENT SPONSORED — 5.9%
1,000,000	Federal Farm Credit Banks Funding Corporation	4.5000	03/09/29	1,025,786
2,350,000	Federal Farm Credit Banks Funding Corporation	4.1250	08/01/29	2,386,811
1,000,000	Federal Farm Credit Banks Funding Corporation	4.3750	10/24/29	1,023,758
1,750,000	Federal Farm Credit Banks Funding Corporation	4.0000	01/13/31	1,763,905
1,750,000	Federal Farm Credit Banks Funding Corporation	2.9400	02/23/32	1,633,893
1,000,000	Federal Farm Credit Banks Funding Corporation	4.5000	08/08/33	1,017,011
				8,851,164
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $59,401,274)			59,357,318

	TOTAL INVESTMENTS - 97.7% (Cost $146,639,815)			$ 146,011,667
	OTHER ASSETS IN EXCESS OF LIABILITIES- 2.3%			3,406,328
	NET ASSETS - 100.0%			$ 149,417,995

EVENTIDE CORE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

ABS	- Asset Backed Security
LLC	- Limited Liability Company
L.P.	- Limited Partnership

H15T5Y	US Treasury Yield Curve Rate T Note Constant Maturity 5 Year
SOFR30A	United States 30 Day Average SOFR Secured Overnight Financing Rate
SOFRINDX	United States SOFR Index
SOFRRATE	United States SOFR Secured Overnight Financing Rate
US0003M	ICE LIBOR USD 3 Month

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2025 the total market value of 144A securities is $7,817,933 or 5.2% of net assets.
(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(c)	Illiquid security. The total fair value of these securities as of September 30, 2025, was $1,236,210, representing 0.8% of net assets.
(d)	Restricted security.
(e)	Private investment.

EVENTIDE DIVIDEND GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 98.8%
	BANKING - 2.6%
1,522,136	Huntington Bancshares, Inc.	$ 26,287,289
224,547	Regions Financial Corporation	5,921,304
		32,208,593
	BIOTECH & PHARMA - 1.4%
498,527	Royalty Pharma plc, Class A	17,588,033

	CHEMICALS - 3.9%
876,042	Element Solutions, Inc.	22,049,977
75,894	Sherwin-Williams Company (The)	26,279,056
		48,329,033
	COMMERCIAL SUPPORT SERVICES - 2.7%
567,386	Rollins, Inc.	33,328,254

	CONTAINERS & PACKAGING - 1.7%
449,411	International Paper Company	20,852,670

	DIVERSIFIED INDUSTRIALS - 2.8%
309,398	Pentair PLC	34,268,922

	ELECTRIC UTILITIES - 9.8%
37,206	Constellation Energy Corporation	12,243,378
440,807	Entergy Corporation	41,078,804
138,071	Public Service Enterprise Group, Inc.	11,523,406
192,448	Southern Company (The)	18,238,297
45,749	Talen Energy Corporation(a)	19,460,710
90,771	Vistra Corporation	17,783,854
		120,328,449
	ELECTRICAL EQUIPMENT - 11.0%
42,643	GE Vernova, LLC	26,221,181
22,858	Littelfuse, Inc.	5,920,451
423,825	nVent Electric PLC	41,806,098
142,596	Trane Technologies plc	60,169,808
		134,117,538

EVENTIDE DIVIDEND GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 98.8% (Continued)
	GAS & WATER UTILITIES - 1.6%
448,657	NiSource, Inc.	$ 19,426,848

	HOME CONSTRUCTION - 2.4%
175,164	DR Horton, Inc.	29,685,043

	INDUSTRIAL REIT - 4.7%
191,774	EastGroup Properties, Inc.	32,459,667
218,017	Prologis, Inc.	24,967,307
		57,426,974
	INDUSTRIAL SUPPORT SERVICES - 1.9%
91,181	Applied Industrial Technologies, Inc.	23,802,800

	INSTITUTIONAL FINANCIAL SERVICES - 6.4%
172,973	Houlihan Lokey, Inc.	35,514,816
487,168	Nasdaq, Inc.	43,090,010
		78,604,826
	INSURANCE - 4.1%
161,368	Arthur J. Gallagher & Company	49,982,124

	MACHINERY - 1.0%
74,132	IDEX Corporation	12,065,724

	MEDICAL EQUIPMENT & DEVICES - 4.8%
19,974	Mettler-Toledo International, Inc.(a)	24,520,282
135,049	STERIS plc	33,416,525
		57,936,807
	OIL & GAS PRODUCERS - 9.0%
142,253	DT Midstream, Inc.	16,083,124
425,748	EQT Corporation	23,173,464
207,239	Range Resources Corporation	7,800,476
121,587	Targa Resources Corporation	20,370,686
675,261	Williams Companies, Inc. (The)	42,777,784
		110,205,534

EVENTIDE DIVIDEND GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 98.8% (Continued)
	RESIDENTIAL REIT - 0.6%
112,420	Equity Residential	$ 7,276,947

	RETAIL - DISCRETIONARY - 6.6%
133,357	Ferguson Enterprises, Inc.	29,949,315
62,350	Group 1 Automotive, Inc.	27,278,749
75,916	Lithia Motors, Inc.	23,989,456
		81,217,520
	SEMICONDUCTORS - 5.5%
32,500	KLA Corporation	35,054,500
247,749	Lam Research Corporation	33,173,591
		68,228,091
	SOFTWARE - 4.4%
64,321	Roper Technologies, Inc.	32,076,240
40,813	Tyler Technologies, Inc.(a)	21,351,729
		53,427,969
	TECHNOLOGY HARDWARE - 3.7%
220,660	Flex Ltd.(a)	12,791,660
58,732	Motorola Solutions, Inc.	26,857,556
26,689	Seagate Technology Holdings PLC	6,300,205
		45,949,421
	TECHNOLOGY SERVICES - 4.4%
95,195	CDW Corporation	15,162,660
27,002	MSCI, Inc.	15,321,205
91,764	Verisk Analytics, Inc.	23,079,564
		53,563,429
	TRANSPORTATION & LOGISTICS - 1.8%
159,831	Old Dominion Freight Line, Inc.	22,501,008

	TOTAL COMMON STOCKS (Cost $966,327,217)	1,212,322,557

EVENTIDE DIVIDEND GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 0.3%
	ASSET MANAGEMENT — 0.3%
3,250,000	Vision Fund International(b),(c),(d)	5.2600	11/30/25	$ 3,250,000

	TOTAL CORPORATE BONDS (Cost $3,250,000)			3,250,000

Shares				Fair Value
	SHORT-TERM INVESTMENTS — 0.0%(e)
	MONEY MARKET FUNDS - 0.0% (e)
118,176	Fidelity Money Market Government Portfolio Class I, 4.03% (Cost $118,176)(f)			118,176

	TOTAL INVESTMENTS - 99.1% (Cost $969,695,393)			$ 1,215,690,733
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.9%			11,237,177
	NET ASSETS - 100.0%			$ 1,226,927,910

LLC	- Limited Liability Company
MSCI	- Morgan Stanley Capital International
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Private investment.
(c)	Illiquid security. The total fair value of these securities as of June 30, 2025, was $3,250,000, representing 0.3% of net assets.
(d)	Restricted security.
(e)	Percentage rounds to less than 0.1%.
(f)	Rate disclosed is the seven day effective yield as of September 30, 2025.

EVENTIDE EXPONENTIAL TECHNOLOGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 97.2%
	BIOTECH & PHARMA - 4.5%
95,765	Beta Bionics, Inc.(a)	$ 1,902,851
36,039	Guardant Health, Inc.(a)	2,251,717
		4,154,568
	ELECTRICAL EQUIPMENT - 0.6%
3,549	Vertiv Holdings Company	535,402

	ENGINEERING & CONSTRUCTION - 0.9%
2,313	Sterling Infrastructure, Inc.(a)	785,680

	INDUSTRIAL INTERMEDIATE PROD - 4.6%
78,153	Xometry, Inc., Class A(a)	4,256,994

	INTERNET MEDIA & SERVICES - 2.2%
18,433	Nebius Group N.V., Class A(a)	2,069,473

	LEISURE PRODUCTS - 3.0%
3,893	Axon Enterprise, Inc.(a)	2,793,773

	SEMICONDUCTORS - 11.5%
2,399	Broadcom, Inc.	791,454
2,861	Impinj, Inc.(a)	517,126
8,282	Lam Research Corporation	1,108,960
18,393	Lattice Semiconductor Corporation(a)	1,348,575
1,585	Monolithic Power Systems, Inc.	1,459,214
5,552	NVIDIA Corporation	1,035,892
10,321	Rambus, Inc.(a)	1,075,448
3,123	SiTime Corporation(a)	940,991
8,640	Skyworks Solutions, Inc.	665,107
5,932	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	1,656,748
		10,599,515
	SOFTWARE - 42.4%
9,691	CommVault Systems, Inc.(a)	1,829,467
1,059	Constellation Software, Inc.	2,877,303
5,269	CyberArk Software Ltd.(a)	2,545,717

EVENTIDE EXPONENTIAL TECHNOLOGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 97.2% (Continued)
	SOFTWARE - 42.4% (Continued)
15,964	DocuSign, Inc.(a)	$ 1,150,845
29,796	Doximity, Inc., Class A(a)	2,179,577
12,771	Gitlab, Inc., Class A(a)	575,717
11,043	Guidewire Software, Inc.(a)	2,538,344
3,885	HubSpot, Inc.(a)	1,817,403
5,445	Intuit, Inc.	3,718,446
10,037	JFrog Ltd.(a)	475,051
11,803	Klaviyo, Inc., Series A(a)	326,825
7,806	Life360, Inc.(a)	829,778
4,430	MongoDB, Inc.(a)	1,374,983
36,860	Nutanix, Inc., Class A(a)	2,742,015
4,524	Palo Alto Networks, Inc.(a)	921,177
28,890	Procore Technologies, Inc.(a)	2,106,659
8,791	Rubrik, Inc., Class A(a)	723,060
52,553	Samsara, Inc., Class A(a)	1,957,599
3,912	SAP S.E. - ADR	1,045,326
3,174	ServiceNow, Inc.(a)	2,920,969
8,974	ServiceTitan, Inc., Class A(a)	904,848
9,718	Shopify, Inc., Class A(a)	1,444,192
9,056	Snowflake, Inc.(a)	2,042,581
		39,047,882
	TECHNOLOGY HARDWARE - 18.8%
13,723	Ciena Corporation(a)	1,999,029
17,474	Credo Technology Group Holding Ltd.(a)	2,544,389
4,631	F5, Inc.(a)	1,496,693
4,317	Fabrinet(a)	1,574,065
64,589	Flex Ltd.(a)	3,744,224
4,965	InterDigital, Inc.	1,714,067
7,651	Lumentum Holdings, Inc.(a)	1,244,894
22,557	Pure Storage, Inc., Class A(a)	1,890,502
4,670	Seagate Technology Holdings PLC	1,102,400
		17,310,263
	TECHNOLOGY SERVICES - 8.7%
156,895	Adyen N.V. - ADR(a)	2,508,751

EVENTIDE EXPONENTIAL TECHNOLOGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Shares				Fair Value
	COMMON STOCKS — 97.2% (Continued)
	TECHNOLOGY SERVICES - 8.7% (Continued)
41,130	ExlService Holdings, Inc.(a)			$ 1,810,954
99,020	Toast, Inc., Class A(a)			3,615,220
				7,934,925

	TOTAL COMMON STOCKS (Cost $65,002,560)			89,488,475

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 0.8%
	ASSET MANAGEMENT — 0.8%
750,000	Vision Fund International(b),(c),(d)	5.2600	11/30/25	750,000

	TOTAL CORPORATE BONDS (Cost $750,000)			750,000

Shares				Fair Value
	SHORT-TERM INVESTMENTS — 0.0%(e)
	MONEY MARKET FUNDS - 0.0% (e)
13,248	Fidelity Money Market Government Portfolio Class I, 4.03% (Cost $13,248)(f)			13,248

	TOTAL INVESTMENTS - 98.0% (Cost $65,765,808)			$ 90,251,723
	OTHER ASSETS IN EXCESS OF LIABILITIES- 2.0%			1,857,081
	NET ASSETS - 100.0%			$ 92,108,804

ADR	- American Depositary Receipt
LLC	- Limited Liability Company
LTD	- Limited Company
N.V.	- Naamioze Vennootschap

(a)	Non-income producing security.
(b)	Private investment.
(c)	Illiquid security. The total fair value of these securities as of September 30, 2025, was $750,000, representing 0.8% of net assets.
(d)	Restricted security.
(e)	Percentage rounds to less than 0.1%.
(f)	Rate disclosed is the seven day effective yield as of September 30, 2025.

EVENTIDE GILEAD FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 95.9%
	ADVERTISING & MARKETING - 0.4%
230,242	Trade Desk, Inc. (The), Class A(a)	$ 11,284,160

	BIOTECH & PHARMA - 22.5%
75,482	Argenx S.E. - ADR(a)	55,672,504
355,738	Axsome Therapeutics, Inc.(a)	43,204,380
498,314	Celldex Therapeutics, Inc.(a)	12,891,383
1,344,376	Collegium Pharmaceutical, Inc.(a)	47,039,716
2,299,237	Guardant Health, Inc.(a)	143,656,328
422,934	Insmed, Inc.(a)	60,906,725
1,430,349	Mirum Pharmaceuticals, Inc.(a)	104,858,885
1,460,906	Scholar Rock Holding Corporation(a)	54,404,140
460,684	TransMedics Group, Inc.(a)	51,688,745
376,068	Vaxcyte, Inc.(a)	13,545,969
664,627	Verona Pharma plc - ADR(a)	70,922,347
		658,791,122
	COMMERCIAL SUPPORT SERVICES - 1.8%
306,479	Waste Connections, Inc.	53,879,008

	CONSTRUCTION MATERIALS - 1.8%
166,555	Vulcan Materials Company	51,235,649

	E-COMMERCE DISCRETIONARY - 1.9%
1,388,791	Chewy, Inc., Class A(a)	56,176,596

	ELECTRIC UTILITIES - 3.0%
51,151	Talen Energy Corporation(a)	21,758,612
333,361	Vistra Corporation	65,312,087
		87,070,699
	ELECTRICAL EQUIPMENT - 5.8%
119,355	GE Vernova, Inc.	73,391,390
48,962	Rockwell Automation, Inc.	17,113,688
189,717	Trane Technologies PLC	80,052,985
		170,558,063

EVENTIDE GILEAD FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 95.9% (Continued)
	ENGINEERING & CONSTRUCTION - 2.1%
479,463	Frontdoor, Inc.(a)	$ 32,263,065
67,645	Quanta Services, Inc.	28,033,441
		60,296,506
	FOOD - 0.7%
511,954	Vital Farms, Inc.(a)	21,066,907

	HOME CONSTRUCTION - 1.2%
211,004	DR Horton, Inc.	35,758,848

	INDUSTRIAL INTERMEDIATE PROD - 5.6%
3,013,657	Xometry, Inc., Class A(a),(b)	164,153,897

	INDUSTRIAL SUPPORT SERVICES - 5.7%
690,508	Fastenal Company	33,862,512
519,570	RB Global, Inc.	56,300,605
79,189	United Rentals, Inc.	75,598,571
		165,761,688
	LEISURE PRODUCTS - 1.6%
64,205	Axon Enterprise, Inc.(a)	46,076,076

	MACHINERY - 0.6%
108,663	Xylem, Inc.	16,027,793

	MEDICAL EQUIPMENT & DEVICES - 6.6%
2,766,154	Beta Bionics Inc.(a),(b),(c),(e)	54,963,480
180,000	Beta Bionics, Inc.(a)	3,576,600
57,024	Intuitive Surgical, Inc.(a)	25,502,845
464,252	iRhythm Technologies, Inc.(a)	79,846,701
25,043	Mettler-Toledo International, Inc.(a)	30,743,037
		194,632,663
	OIL & GAS PRODUCERS - 2.5%
151,035	Cheniere Energy, Inc.	35,490,204
214,336	Targa Resources Corporation	35,909,854
		71,400,058

EVENTIDE GILEAD FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 95.9% (Continued)
	RETAIL - DISCRETIONARY - 3.7%
86,692	Lithia Motors, Inc.	$ 27,394,672
121,288	Lowe's Companies, Inc.	30,480,887
450,495	O'Reilly Automotive, Inc.(a)	48,567,866
		106,443,425
	SEMICONDUCTORS - 9.6%
65,539	ASML Holding N.V. - ADR	63,447,651
519,244	Lam Research Corporation	69,526,772
586,648	Lattice Semiconductor Corporation(a)	43,013,031
39,318	Monolithic Power Systems, Inc.	36,197,724
110,283	NVIDIA Corporation	20,576,602
151,204	SiTime Corporation(a)	45,559,277
		278,321,057
	SOFTWARE - 11.5%
19,414	Crowdstrike Holdings, Inc., Class A(a)	9,520,237
45,656	CyberArk Software Ltd.(a)	22,058,696
342,996	Datadog, Inc., Class A(a)	48,842,630
3,900,000	Evolent Health, Inc., Class A(a)	32,994,000
1,205,139	Global-e Online Ltd.(a)	43,095,771
80,944	HubSpot, Inc.(a)	37,865,603
90,530	Monday.com Ltd.(a)	17,534,756
50,658	MongoDB, Inc.(a)	15,723,230
564,653	Nutanix, Inc., Class A(a)	42,004,537
121,998	Palo Alto Networks, Inc.(a)	24,841,233
86,425	Roper Technologies, Inc.	43,099,283
		337,579,976
	TECHNOLOGY SERVICES - 5.4%
33,778	Adyen N.V.(a)	54,128,868
2,352,452	Toast, Inc., Class A(a)	85,888,023
63,720	Verisk Analytics, Inc.	16,026,217
		156,043,108

EVENTIDE GILEAD FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Shares				Fair Value
	COMMON STOCKS — 95.9% (Continued)
	TRANSPORTATION & LOGISTICS - 1.9%
390,981	Old Dominion Freight Line, Inc.			$ 55,042,305

	TOTAL COMMON STOCKS (Cost $1,470,013,335)			2,797,599,604

Shares				Fair Value
	CONTINGENT VALUE RIGHTS — 0.2%
	BIOTECH & PHARMA - 0.2%
3,982,940	Peloton Therapeutics, Inc. - CVR(a),(c),(d),(e),(f)			4,493,951

	TOTAL CONTINGENT VALUE RIGHTS (Cost $–)			4,493,951

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 1.1%
	ASSET MANAGEMENT — 1.1%
2,000,000	Hope Global Investments(c),(d),(e)	4.0000	01/07/28	1,959,484
9,000,000	Vision Fund International(c),(d),(e)	5.2600	11/30/25	9,000,000
5,000,000	Vision Fund International(c),(d),(e)	3.1500	12/15/25	4,981,515
5,000,000	Vision Fund International(c),(d),(e)	3.2230	12/15/26	4,906,675
5,000,000	Vision Fund International(c),(d),(e),(f)	4.7500	03/31/28	5,000,000
5,000,000	Vision Fund International(c),(d),(e),(f)	5.5000	06/30/28	5,000,000
				30,847,674
	TOTAL CORPORATE BONDS (Cost $31,000,000)			30,847,674

Shares				Fair Value
	SHORT-TERM INVESTMENTS — 0.2%
	MONEY MARKET FUNDS - 0.2%
5,501,327	Fidelity Money Market Government Portfolio Class I, 4.03% (Cost $5,501,327)(g)			5,501,327

	TOTAL INVESTMENTS - 97.4% (Cost $1,506,514,662)			$ 2,838,442,556
	OTHER ASSETS IN EXCESS OF LIABILITIES- 2.6%			74,947,996
	NET ASSETS - 100.0%			$ 2,913,390,552

EVENTIDE GILEAD FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

ADR	- American Depositary Receipt
CVR	- Contingent Value Rights
LTD	- Limited Company
N.V.	- Naamioze Vennootschap
PLC	- Public Limited Company
S.E.	- Societas Europaea

(a)	Non-income producing security.
(b)	Affiliated Company – Eventide Gilead Fund holds in excess of 5% of outstanding voting securities of this security.
(c)	Illiquid security. The total fair value of these securities as of September 30, 2025, was $90,305,105, representing 3.1% of net assets.
(d)	Private investment.
(e)	Restricted security.
(f)	The value of this security has been determined using significant unobservable inputs in good faith under policies of the Board of Trustees.
(g)	Rate disclosed is the seven day effective yield as of September 30, 2025.

EVENTIDE HEALTHCARE & LIFE SCIENCES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 92.0%
	BIOTECH & PHARMA - 65.6%
396,904	Abivax S.A. - ADR(a)	$ 33,697,150
575,541	ACADIA Pharmaceuticals, Inc.(a)	12,282,045
435,244	Akero Therapeutics, Inc.(a)	20,665,385
100,876	Alnylam Pharmaceuticals, Inc.(a)	45,999,456
1,512,444	Amylyx Pharmaceuticals, Inc.(a)	20,554,114
49,222	Argenx S.E. - ADR(a)	36,304,178
375,924	Avidity Biosciences, Inc.(a)	16,379,009
387,476	Axsome Therapeutics, Inc.(a)	47,058,960
195,312	BeLite Bio Inc(a),(c),(f)	14,453,088
584,296	Bridgebio Pharma, Inc.(a)	30,348,334
1,356,186	Celldex Therapeutics, Inc.(a)	35,084,532
61,065	Cidara Therapeutics, Inc.(a)	5,847,584
1,034,882	Collegium Pharmaceutical, Inc.(a)	36,210,521
170,065	Cytokinetics, Inc.(a)	9,346,772
308,030	Disc Medicine, Inc.(a)	20,354,622
568,310	Edgewise Therapeutics, Inc.(a)	9,217,988
964,506	Guardant Health, Inc.(a)	60,262,335
625,704	Ideaya Biosciences, Inc.(a)	17,025,406
577,987	Insmed, Inc.(a)	83,235,908
644,556	Kymera Therapeutics, Inc.(a)	36,481,870
396,160	Metsera, Inc.(a)	20,731,053
1,079,840	Mirum Pharmaceuticals, Inc.(a)	79,163,070
598,000	Ocular Therapeutix, Inc.(a)	6,990,620
951,433	ORIC Pharmaceuticals, Inc.(a)	11,417,196
594,946	REVOLUTION Medicines, Inc.(a)	27,783,978
1,325,899	Scholar Rock Holding Corporation(a)	49,376,479
988,430	Syndax Pharmaceuticals, Inc.(a)	15,206,996
954,531	TG Therapeutics, Inc.(a)	34,482,432
82,628	TransMedics Group, Inc.(a)	9,270,862
1,381,324	Trevi Therapeutics, Inc.(a)	12,639,115
62,241	United Therapeutics Corporation(a)	26,092,050
		883,963,108

EVENTIDE HEALTHCARE & LIFE SCIENCES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 92.0% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 23.3%
1,768,644	Beta Bionics Inc. (a),(c),(f)	$ 35,142,956
120,000	Beta Bionics, Inc.(a)	2,384,400
1,088,713	Celcuity, Inc.(a)	53,782,422
565,546	Exact Sciences Corporation(a)	30,941,022
289,275	Glaukos Corporation(a)	23,590,376
256,658	Inspire Medical Systems, Inc.(a)	19,044,024
223,127	iRhythm Technologies, Inc.(a)	38,375,613
693,008	Kestra Medical Technologies Inc(a),(c),(f)	16,465,870
511,330	Kestra Medical Technologies, Inc.(a)	12,149,201
468,476	PROCEPT BioRobotics Corporation(a)	16,719,908
77,711	Repligen Corporation(a)	10,387,629
467,410	Soleno Therapeutics, Inc.(a)	31,596,916
684,782	Veracyte, Inc.(a)	23,508,566
		314,088,903
	SOFTWARE - 3.1%
2,356,913	Evolent Health, Inc., Class A(a)	19,939,484
83,990	HeartFlow, Inc.(a)	2,827,103
737,694	Privia Health Group, Inc.(a)	18,368,581
		41,135,168

	TOTAL COMMON STOCKS (Cost $865,981,328)	1,239,187,179

Shares		Fair Value
	CONTINGENT VALUE RIGHTS — 0.1%
	BIOTECH & PHARMA - 0.1%
1,528,871	Peloton Therapeutics, Inc. CVR(a),(c),(e),(f)	1,725,025

	TOTAL CONTINGENT VALUE RIGHTS (Cost $–)	1,725,025

Shares		Fair Value
	PRIVATE INVESTMENTS — 3.0%
	BIOTECH & PHARMA - 2.3%
4,060,259	Avalyn Pharma Inc. Series C1(a),(c),(d),(e),(f)	3,233,184
20,482,289	Avalyn Pharma Inc. Series D1(a),(c),(d),(e),(f)	16,310,047

EVENTIDE HEALTHCARE & LIFE SCIENCES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Shares		Coupon Rate (%)	Maturity	Fair Value
	PRIVATE INVESTMENTS — 3.0% (Continued)
	BIOTECH & PHARMA - 2.3% (Continued)
295,276	BioSplice Therapeutics, Inc. Series B-1(a),(c),(d),(e),(f)			$ –
5,000,000	Casma Therapeutics, Inc. Series B1(a),(b),(c),(d),(e),(f)			349,500
5,000,000	Casma Therapeutics, Inc. Series B2(a),(b),(c),(d),(e),(f)			349,500
1,820,413	Casma Therapeutics, Inc. Series C1(a),(b),(c),(d),(e),(f)			127,247
2,479,882	Casma Therapeutics, Inc. Series C2(a),(b),(c),(d),(e),(f)			173,344
1,017,770	Evida BioSciences, Inc. (a),(b),(c),(d),(e),(f)			980,825
1,097,561	Flare Therapeutics, Inc. Series A(a),(c),(d),(e),(f)			1,503,659
902,439	Flare Therapeutics, Inc. Series A2(a),(c),(d),(e),(f)			1,236,341
1,952,962	Flare Therapeutics, Inc. Series B(a),(c),(d),(e),(f)			2,870,854
930,436	Freenome Holdings, Inc. Series D(a),(c),(d),(e),(f)	6.00%		769,378
133,941	Freenome Holdings, Inc. Series F(a),(c),(d),(e),(f)	6.00%		110,756
5,000,000	Goldfinch Biopharma, Inc. Series A(a),(b),(c),(d),(e),(f)	$0.08		–
8,474,576	Goldfinch Biopharma, Inc. Series B(a),(b),(c),(d),(e),(f)	$0.0944		971,649
4,237,288	Goldfinch Biopharma, Inc. Series B2(a),(b),(c),(d),(e),(f)	$0.0944		485,824
763,319	Kojin Therapeutics, Inc. Series A-1(a),(c),(d),(e),(f)	3.00%		–
763,319	Kojin Therapeutics, Inc. Series A-2(a),(c),(d),(e),(f)	3.00%		–
1,489,958	Shoreline Biosciences Series B(a),(c),(d),(e),(f)	8.00%		464,983
				29,937,091
	MEDICAL EQUIPMENT & DEVICES - 0.7%
15,450,219	Kardium Inc. Series D-8 (a),(c),(d),(e),(f)	8.00%		10,000,000

	TOTAL PRIVATE INVESTMENTS (Cost $103,754,578)			39,937,091

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 0.0%(g)
	BIOTECH & PHARMA — 0.0%(g)
3,500,000	Biosplice Therapeutics Inc. Series C PIK(c),(d),(e),(f)	10.5000	03/12/26	242,533

	TOTAL CONVERTIBLE BONDS (Cost $3,500,000)			242,533

EVENTIDE HEALTHCARE & LIFE SCIENCES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Shares		Expiration Date	Exercise Price	Fair Value
	WARRANT — 0.2%
	BIOTECH & PHARMA - 0.2%
195,312	BeLite Bio Inc. Warrants(a),(c),(d),(e),(f)	09/09/2027	$ 1.00	$ 2,301,264
109,482	Biosplice Therapeutics, Inc. Series C Warrant(a),(c),(d),(e),(f)	09/12/2027	$ 0.98	–
				2,301,264

	TOTAL WARRANT (Cost $–)			2,301,264

Shares				Fair Value
	SHORT-TERM INVESTMENTS — 0.3%
	MONEY MARKET FUNDS - 0.3%
3,592,609	Fidelity Money Market Government Portfolio Class I, 4.03% (Cost $3,592,609)(h)			3,592,609

	TOTAL INVESTMENTS - 95.6% (Cost $976,828,515)			$ 1,286,985,701
	OTHER ASSETS IN EXCESS OF LIABILITIES- 4.4%			58,945,925
	NET ASSETS - 100.0%			$ 1,345,931,626

ADR	- American Depositary Receipt
CVR	- Contingent Value Rights
PIK	- Payment in Kind
SE.	- Societas Europaea

(a)	Non-income producing security.
(b)	Affiliated company – Eventide Healthcare & Life Sciences Fund holds in excess of 5% of outstanding voting securities of this security
(c)	Illiquid security. The total fair value of these securities as of September 30, 2025, was $110,267,827, representing 8.2% of net assets.
(d)	The value of this security has been determined using significant unobservable inputs in good faith under policies of the Board of Trustees.
(e)	Private investment.
(f)	Restricted security.
(g)	Percentage rounds to less than 0.1%.
(h)	Rate disclosed is the seven day effective yield as of September 30, 2025.

EVENTIDE LARGE CAP FOCUS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 97.9%
	BANKING - 1.4%
142,022	Huntington Bancshares, Inc.	$ 2,452,720

	BIOTECH & PHARMA - 4.8%
4,261	Amgen, Inc.	1,202,454
2,514	Eli Lilly & Company	1,918,182
148,912	Royalty Pharma plc, Class A	5,253,615
		8,374,251
	CHEMICALS - 7.9%
5,325	Air Products and Chemicals, Inc.	1,452,234
17,030	Linde PLC	8,089,250
12,924	Sherwin-Williams Company (The)	4,475,064
		14,016,548
	COMMERCIAL SUPPORT SERVICES - 0.7%
5,439	Republic Services, Inc.	1,248,142

	CONTAINERS & PACKAGING - 0.8%
30,275	International Paper Company	1,404,760

	ELECTRIC UTILITIES - 8.5%
14,238	Constellation Energy Corporation	4,685,299
23,151	Entergy Corporation	2,157,442
10,195	Public Service Enterprise Group, Inc.	850,875
66,328	Southern Company (The)	6,285,905
2,382	Talen Energy Corporation(a)	1,013,255
		14,992,776
	ELECTRICAL EQUIPMENT - 8.6%
13,182	GE Vernova, Inc.	8,105,612
17,164	Trane Technologies PLC	7,242,521
		15,348,133
	HOME CONSTRUCTION - 2.3%
23,622	DR Horton, Inc.	4,003,220

EVENTIDE LARGE CAP FOCUS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 97.9% (Continued)
	INSURANCE - 1.6%
9,291	Arthur J. Gallagher & Company	$ 2,877,794

	MACHINERY - 0.6%
2,038	Caterpillar, Inc.	972,432

	MEDICAL EQUIPMENT & DEVICES - 4.1%
23,226	Boston Scientific Corporation(a)	2,267,554
23,194	Medtronic PLC	2,208,997
2,315	Mettler-Toledo International, Inc.(a)	2,841,917
		7,318,468
	OIL & GAS PRODUCERS - 3.3%
91,759	Williams Companies, Inc. (The)	5,812,933

	RETAIL - DISCRETIONARY - 8.2%
8,880	Ferguson Enterprises, Inc.	1,994,270
8,655	Home Depot, Inc. (The)	3,506,919
8,355	Lowe's Companies, Inc.	2,099,695
64,816	O'Reilly Automotive, Inc.(a)	6,987,813
		14,588,697
	SEMICONDUCTORS - 15.7%
10,169	Advanced Micro Devices, Inc.(a)	1,645,243
26,003	Broadcom, Inc.	8,578,650
2,213	KLA Corporation	2,386,942
12,765	Lam Research Corporation	1,709,234
64,173	NVIDIA Corporation	11,973,398
4,198	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	1,172,459
		27,465,926
	SOFTWARE - 15.2%
11,942	Cadence Design Systems, Inc.(a)	4,194,747
8,316	Intuit, Inc.	5,679,080
6,759	Palo Alto Networks, Inc.(a)	1,376,268
10,938	Roper Technologies, Inc.	5,454,671
11,688	SAP S.E. - ADR	3,123,150
4,890	ServiceNow, Inc.(a)	4,500,169

EVENTIDE LARGE CAP FOCUS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 97.9% (Continued)
	SOFTWARE - 15.2% (Continued)
11,002	Workday, Inc., Class A(a)	$ 2,648,511
		26,976,596
	SPECIALTY FINANCE - 5.2%
27,499	American Express Company	9,134,068

	TECHNOLOGY HARDWARE - 3.1%
14,340	Dell Technologies, Inc., Class C	2,032,982
7,409	Motorola Solutions, Inc.	3,388,062
		5,421,044
	TECHNOLOGY SERVICES - 4.9%
5,929	CDW Corporation	944,371
15,827	S&P Global, Inc.	7,703,159
		8,647,530
	TRANSPORTATION & LOGISTICS - 1.0%
12,086	Old Dominion Freight Line, Inc.	1,701,467

	TOTAL COMMON STOCKS (Cost $143,864,797)	172,757,505

	TOTAL INVESTMENTS - 97.9% (Cost $143,864,797)	$ 172,757,505
	OTHER ASSETS IN EXCESS OF LIABILITIES- 2.1%	3,753,822
	NET ASSETS - 100.0%	$ 176,511,327

ADR	- American Depositary Receipt
LLC	- Limited Liability Company
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust
S.E.	- Societas Europaea

(a)	Non-income producing security.

EVENTIDE LIMITED-TERM BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 2.3%
	AUTO LOAN — 1.2%
2,070,000	CarMax Auto Owner Trust Series 2024-2 D		6.4200	10/15/30	$ 2,151,122

	OTHER ABS — 1.1%
1,975,000	PFS Financing Corporation Series C A(a),(b)	SOFR30A + 0.800%	5.1720	04/17/28	1,978,044

	TOTAL ASSET BACKED SECURITIES (Cost $4,102,216)				4,129,166

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 66.3%
	ASSET MANAGEMENT — 0.7%
750,000	Hope Global Investments(c),(d),(e)		4.6000	10/10/28	740,846
500,000	Hope Global Investments(c),(d),(e)		5.0000	09/11/29	495,366
					1,236,212
	BANKING — 7.2%
2,350,000	First Horizon Corporation(b)	SOFRRATE + 1.766%	5.5140	03/07/31	2,421,647
1,175,000	Huntington Bancshares, Inc.		2.5500	02/04/30	1,088,307
1,700,000	Huntington Bancshares, Inc.(b)	H15T5Y + 2.653%	6.2500	01/15/74	1,695,388
2,975,000	JPMorgan Chase & Company(b)	SOFRRATE + 1.330%	6.0700	10/22/27	3,035,000
2,000,000	M&T Bank Corporation(b)	SOFRRATE + 0.930%	4.8330	01/16/29	2,025,552
2,750,000	Royal Bank of Canada		1.1500	07/14/26	2,690,784
					12,956,678
	BIOTECH & PHARMA — 1.1%
2,000,000	Zoetis, Inc.		3.9000	08/20/28	1,997,504

	CHEMICALS — 1.2%
2,100,000	Sherwin-Williams Company (The)		4.5500	03/01/28	2,121,373

	COMMERCIAL SUPPORT SERVICES — 0.9%
1,500,000	Waste Management, Inc.		4.9500	07/03/27	1,526,774

	CONSTRUCTION MATERIALS — 1.8%
1,475,000	Advanced Drainage Systems, Inc.(a)		5.0000	09/30/27	1,471,557

EVENTIDE LIMITED-TERM BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 66.3% (Continued)
	CONSTRUCTION MATERIALS — 1.8% (Continued)
1,700,000	Quikrete Holdings, Inc.(a)		6.3750	03/01/32	$ 1,762,438
					3,233,995
	ELECTRIC UTILITIES — 10.2%
2,000,000	AES Corporation (The)		1.3750	01/15/26	1,981,763
2,325,000	Ameren Illinois Company		3.8000	05/15/28	2,317,892
2,000,000	Constellation Energy Generation, LLC		5.6000	03/01/28	2,068,141
2,500,000	Duke Energy Florida, LLC		2.5000	12/01/29	2,350,258
1,525,000	Georgia Power Company Series 2016-A		3.2500	04/01/26	1,517,903
2,650,000	MidAmerican Energy Company		3.1000	05/01/27	2,619,719
2,500,000	National Rural Utilities Cooperative Finance		4.8500	02/07/29	2,558,954
1,000,000	NextEra Energy Capital Holdings, Inc.		4.9000	02/28/28	1,017,846
1,750,000	NextEra Energy Capital Holdings, Inc.(b)	US0003M + 2.409%	4.8000	12/01/77	1,696,501
					18,128,977
	ELECTRICAL EQUIPMENT — 1.4%
2,350,000	Lennox International, Inc.		5.5000	09/15/28	2,430,627

	ENGINEERING & CONSTRUCTION — 3.1%
1,550,000	Installed Building Products, Inc.(a)		5.7500	02/01/28	1,548,756
2,000,000	MasTec, Inc.(a)		4.5000	08/15/28	1,997,008
2,000,000	Quanta Services, Inc.		4.7500	08/09/27	2,024,018
					5,569,782
	FORESTRY, PAPER & WOOD PRODUCTS — 1.1%
2,025,000	Louisiana-Pacific Corporation(a)		3.6250	03/15/29	1,939,796

	HOME & OFFICE PRODUCTS — 0.7%
1,250,000	Somnigroup International, Inc.(a)		4.0000	04/15/29	1,201,506

	HOME CONSTRUCTION — 1.8%
1,700,000	M/I Homes, Inc.		4.9500	02/01/28	1,689,459
1,600,000	Patrick Industries, Inc.(a)		4.7500	05/01/29	1,568,890
					3,258,349
	INDUSTRIAL SUPPORT SERVICES — 0.9%
1,575,000	United Rentals North America, Inc.		3.8750	11/15/27	1,548,799

EVENTIDE LIMITED-TERM BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Principal Amount ($)	Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 66.3% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES — 1.5%
2,500,000	Nasdaq, Inc.	5.3500	06/28/28	$ 2,578,754

	INSURANCE — 4.9%
2,750,000	Aflac, Inc.	1.1250	03/15/26	2,713,664
2,200,000	Assurant, Inc.	3.7000	02/22/30	2,134,597
2,400,000	Brown & Brown, Inc.	4.5000	03/15/29	2,407,730
1,425,000	Pacific Life Global Funding II(a)	1.3750	04/14/26	1,405,013
				8,661,004
	MACHINERY — 2.1%
1,700,000	Mueller Water Products, Inc.(a)	4.0000	06/15/29	1,637,757
2,250,000	Xylem, Inc.	1.9500	01/30/28	2,144,512
				3,782,269
	OIL & GAS PRODUCERS — 5.9%
2,300,000	Cheniere Energy Partners, L.P.	4.5000	10/01/29	2,294,547
2,350,000	ConocoPhillips Company	4.7000	01/15/30	2,397,600
2,275,000	Diamondback Energy, Inc.	3.5000	12/01/29	2,196,487
1,400,000	EQT Corporation	5.7000	04/01/28	1,447,836
2,250,000	Plains All American Pipeline, L.P. / PAA Finance	3.5500	12/15/29	2,173,596
				10,510,066
	REAL ESTATE INVESTMENT TRUSTS — 7.1%
1,675,000	Alexandria Real Estate Equities, Inc.	3.8000	04/15/26	1,668,809
2,000,000	American Tower Corporation	5.2500	07/15/28	2,057,761
2,775,000	AvalonBay Communities, Inc.	2.0500	01/15/32	2,427,684
2,250,000	Equinix, Inc.	1.5500	03/15/28	2,116,178
412,000	HAT Holdings I, LLC / HAT Holdings II, LLC(a)	8.0000	06/15/27	429,173
1,500,000	Iron Mountain, Inc.(a)	5.2500	03/15/28	1,498,566
2,500,000	Welltower OP, LLC	2.7000	02/15/27	2,456,766
				12,654,937
	RETAIL - DISCRETIONARY — 3.3%
1,600,000	Asbury Automotive Group, Inc.	4.5000	03/01/28	1,581,342
2,500,000	AutoZone, Inc.	4.5000	02/01/28	2,523,456
1,700,000	Builders FirstSource, Inc.(a)	5.0000	03/01/30	1,684,016
				5,788,814

EVENTIDE LIMITED-TERM BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 66.3% (Continued)
	SEMICONDUCTORS — 3.3%
2,300,000	Broadcom, Inc.		4.1100	09/15/28	$ 2,309,610
2,425,000	NXP BV / NXP Funding, LLC / NXP USA, Inc.		2.5000	05/11/31	2,178,500
1,325,000	Synaptics, Inc.(a)		4.0000	06/15/29	1,269,404
					5,757,514
	SOFTWARE — 2.4%
2,675,000	Roper Technologies, Inc.		4.2000	09/15/28	2,681,771
1,650,000	Workday, Inc.		3.5000	04/01/27	1,636,329
					4,318,100
	SPECIALTY FINANCE — 1.7%
1,750,000	American Express Company(b)	SOFRRATE + 0.810%	4.3510	07/20/29	1,760,828
1,150,000	American Express Company(b)	SOFRINDX + 1.020%	5.0850	01/30/31	1,186,743
					2,947,571
	TECHNOLOGY SERVICES — 1.3%
2,375,000	Verisk Analytics, Inc.		4.1250	03/15/29	2,371,100

	WHOLESALE - CONSUMER STAPLES — 0.7%
1,250,000	Sysco Corporation		2.4000	02/15/30	1,157,213

	TOTAL CORPORATE BONDS (Cost $116,362,273)				117,677,714

Principal Amount ($)			Coupon Rate (%)	Maturity	Fair Value
	MUNICIPAL BONDS — 4.4%
	COUNTY — 0.6%
1,115,000	City & County of Honolulu, HI		2.5180	10/01/26	1,102,403

	SINGLE-FAMILY HOUSING — 2.7%
305,000	Illinois Housing Development Authority		5.0940	04/01/30	311,444
1,000,000	Illinois Housing Development Authority		5.2440	04/01/31	1,037,828
525,000	Illinois Housing Development Authority		5.0530	04/01/32	536,824
25,000	Maryland Community Development Administration		3.2420	09/01/48	24,822
2,150,000	Virginia Housing Development Authority		4.8570	10/01/29	2,214,058

EVENTIDE LIMITED-TERM BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Principal Amount ($)			Coupon Rate (%)	Maturity	Fair Value
	MUNICIPAL BONDS — 4.4% (Continued)
	SINGLE-FAMILY HOUSING — 2.7% (Continued)
500,000	Virginia Housing Development Authority		4.9140	04/01/30	$ 516,055
					4,641,031
	WATER AND SEWER — 1.1%
2,000,000	Boston Water & Sewer Commission		0.9650	11/01/25	1,995,353

	TOTAL MUNICIPAL BONDS (Cost $7,633,471)				7,738,787

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 24.4%
	AGENCY FIXED RATE — 10.3%
2,665,061	Fannie Mae Pool MA5589		4.5000	01/01/40	2,663,789
1,827,118	Fannie Mae Pool MA5072		5.5000	06/01/53	1,846,778
1,755,201	Fannie Mae Pool CB7331		5.5000	10/01/53	1,780,323
1,447,665	Fannie Mae Pool MA5165		5.5000	10/01/53	1,465,353
854,904	Fannie Mae Pool FS9447		6.0000	12/01/53	878,013
1,659,003	Freddie Mac Pool SB8333		4.5000	10/01/39	1,658,921
2,364,137	Freddie Mac Pool SB8346		4.0000	12/01/39	2,327,613
2,384,821	Freddie Mac Pool SB8347		4.0000	01/01/40	2,347,978
1,491,807	Freddie Mac Pool SB1623		4.0000	08/01/40	1,468,849
984,255	Freddie Mac Pool SD8258		5.0000	10/01/52	981,865
913,968	Ginnie Mae II Pool MA7107		2.5000	01/20/36	862,460
					18,281,942
	AGENCY HYBRID ARMS — 0.0%(f)
5,083	Ginnie Mae II Pool 82903(b)	H15T1Y + 1.500%	4.6250	08/20/41	5,187

	ARMS — 0.0%(f)
937	Fannie Mae Pool 791573(b)	H15T1Y + 2.170%	6.1700	08/01/34	961
8,633	Ginnie Mae II Pool 80569(b)	H15T1Y + 1.500%	5.6250	01/20/32	8,750
1,055	Ginnie Mae II Pool 80659(b)	H15T1Y + 1.500%	4.7500	12/20/32	1,076
					10,787
	GOVERNMENT OWNED, NO GUARANTEE — 6.8%
2,000,000	Federal Home Loan Mortgage Corporation		4.2500	10/23/26	1,998,763
2,500,000	Federal National Mortgage Association		6.2500	05/15/29	2,719,296

EVENTIDE LIMITED-TERM BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Principal Amount ($)	Spread	Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 24.4% (Continued)
	GOVERNMENT OWNED, NO GUARANTEE — 6.8% (Continued)
2,500,000	Federal National Mortgage Association	7.1250	01/15/30	$ 2,844,827
1,500,000	Federal National Mortgage Association	7.2500	05/15/30	1,723,228
2,500,000	Federal National Mortgage Association	6.6250	11/15/30	2,829,638
				12,115,752
	GOVERNMENT SPONSORED — 7.3%
1,250,000	Federal Farm Credit Banks Funding Corporation	3.5000	06/23/27	1,246,429
2,000,000	Federal Farm Credit Banks Funding Corporation	4.6700	12/02/27	2,002,331
2,250,000	Federal Farm Credit Banks Funding Corporation	4.3750	02/28/28	2,283,856
1,500,000	Federal Farm Credit Banks Funding Corporation	3.7800	06/08/28	1,494,767
1,750,000	Federal Farm Credit Banks Funding Corporation	4.0000	04/01/30	1,767,548
1,500,000	Federal Farm Credit Banks Funding Corporation	1.4500	06/11/30	1,348,736
1,000,000	Federal Farm Credit Banks Funding Corporation	4.0000	01/13/31	1,007,946
1,795,000	Federal Farm Credit Banks Funding Corporation	3.2500	07/28/32	1,708,950
				12,860,563
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $42,957,151)			43,274,231

	TOTAL INVESTMENTS - 97.4% (Cost $171,055,111)			$ 172,819,898
	OTHER ASSETS IN EXCESS OF LIABILITIES- 2.6%			4,546,993
	NET ASSETS - 100.0%			$ 177,366,891

ABS	Asset Backed Security
LLC	Limited Liability Company
L.P.	Limited Partnership
H15T1Y	US Treasury Yield Curve Rate T Note Constant Maturity 1 Year
H15T5Y	US Treasury Yield Curve Rate T Note Constant Maturity 5 Year
SOFR30A	United States 30 Day Average SOFR Secured Overnight Financing Rate
SOFRINDX	United States SOFR Index
SOFRRATE	United States SOFR Secured Overnight Financing Rate
US0003M	ICE LIBOR USD 3 Month

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2025, the total market value of 144A securities is $21,391,923 or 12.1% of net assets.
(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(c)	Illiquid security. The total fair value of these securities as of September 30, 2025, was $1,236,212, representing 0.7% of net assets.
(d)	Restricted security.
(e)	Private investment.
(f)	Percentage rounds to less than 0.1%.